Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 82.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
Maine Municipal Bond Bank, 3.00%, 11/1/35	$1,700	$ 1,563,643
Texas Water Development Board, 4.50%, 10/15/37	1,000	1,068,060
		$ 2,631,703
Education — 1.8%
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/36	$1,500	$ 1,749,105
Will, Grundy, and Kendall Counties Community School District No. 201, IL, 5.00%, 10/15/28	1,000	1,069,500
		$ 2,818,605
Escrowed/Prerefunded — 0.1%
New York Dormitory Authority, Personal Income Tax Revenue:
Escrowed to Maturity, 5.00%, 2/15/25	$120	$ 120,623
Escrowed to Maturity, 5.00%, 2/15/25	50	50,259
		$ 170,882
General Obligations — 27.5%
Abilene, TX, 5.00%, 2/15/25	$20	$ 20,090
Auburn, ME, 2.00%, 11/1/34	1,250	999,413
Belmont, MA, 3.00%, 2/15/35	1,000	940,100
Braintree, MA, 1.50%, 10/15/31	1,850	1,517,666
California:
5.00%, 11/1/28	610	649,638
5.50%, 12/1/52	475	519,707
Columbia School District, MO, 2.10%, 3/1/27	1,040	1,003,423
Edina, MN, 5.00%, 2/1/30	125	133,443
Florida, (Department of Transportation), 5.00%, 7/1/30	950	1,059,981
Frisco, TX, 2.00%, 2/15/33	250	208,203
Illinois, 5.00%, 3/1/25	5,250	5,273,100
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	28,224
Montgomery County, MD, 5.00%, 10/1/29	1,300	1,374,269
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,525
New York:
5.00%, 3/15/31	5,250	5,971,717
5.00%, 3/15/32	2,500	2,881,150
New York, NY, 5.00%, 8/1/30	1,500	1,660,200
North Carolina:
2.00%, 6/1/33	1,250	1,086,850
3.00%, 6/1/31	1,500	1,454,325
Orange County, NC, 3.10%, 2/1/36	1,195	1,126,622
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pennsylvania, 4.00%, 5/1/32	$2,005	$ 2,083,756
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,617,540
Somerville, MA:
1.75%, 10/15/32	3,780	3,171,987
1.75%, 10/15/33	1,260	1,033,490
Washington, 5.00%, 7/1/26	1,500	1,548,660
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/28	400	354,792
0.00%, 6/15/29	460	393,374
0.00%, 6/15/30	400	328,872
Wylie Independent School District, TX, (PSF Guaranteed), 3.25% to 8/15/28 (Put Date), 8/15/41	5,675	5,542,829
		$ 43,993,946
Hospital — 10.9%
Allegheny County Hospital Development Authority, PA, (UPMC), 3.94%, (SIFMA + 0.70%), 11/15/47(1)	$4,500	$ 4,457,295
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00% to 11/15/29 (Put Date), 11/15/59	2,000	2,167,560
Colorado Health Facilities Authority, (Intermountain Healthcare), 5.00%, 5/15/33	500	560,665
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	2,000	2,158,880
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/27	3,500	3,672,900
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,175,380
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/35	1,175	1,342,555
		$ 17,535,235
Housing — 21.8%
Connecticut Housing Finance Authority:
(SPA: TD Bank, N.A.), 3.27%, 11/15/48(2)	$3,000	$ 3,000,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	1,905	2,007,432
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	2,720	2,861,086
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	220	163,104
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	855	895,322
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	1,340	1,446,423

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	$925	$ 959,586
Massachusetts Housing Finance Agency, (SPA: TD Bank, N.A.), 3.24%, 12/1/48(2)	4,000	4,000,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,530	1,616,154
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	785	663,796
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	310	284,974
New York City Housing Development Corp., NY, Sustainability Bonds, (Liq: TD Bank, N.A.), 3.25%, 5/1/50(2)	5,970	5,970,000
Ohio Housing Finance Agency:
3.35%, 9/1/49	540	453,454
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	157,023
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	331,168
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	920	975,614
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	1,010	1,134,422
Pennsylvania Housing Finance Agency, SFMR, (SPA: TD Bank, N.A.), 3.25%, 10/1/50(2)	2,000	2,000,000
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	1,000	1,100,030
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,875	1,965,506
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	2,750	2,936,285
		$ 34,921,379
Insured - General Obligations — 2.3%
Rancho Santiago Community College District, CA, (Election of 2002), (AGM), 0.00%, 9/1/28	$2,000	$ 1,775,060
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/27	2,000	1,844,580
		$ 3,619,640
Lease Revenue/Certificates of Participation — 0.5%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,297
5.00%, 11/1/43	225	225,196
5.00%, 11/1/48	375	375,277
		$ 875,770
Security	Principal Amount (000's omitted)	Value
Other Revenue — 7.2%
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 3.25%, 8/1/29	$3,000	$ 3,011,280
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	3,000	3,281,700
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	4,185	4,198,894
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	1,000	1,060,350
		$ 11,552,224
Senior Living/Life Care — 2.3%
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/28	$305	$ 324,005
5.00%, 4/1/29	250	269,510
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/28	210	220,361
5.00%, 5/1/29	190	202,095
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/26	480	487,877
5.00%, 2/1/29	590	621,772
5.00%, 2/1/30	475	503,723
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34(3)	1,000	1,074,130
		$ 3,703,473
Special Tax Revenue — 0.7%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	$1,000	$ 1,113,190
		$ 1,113,190
Transportation — 3.1%
North Texas Tollway Authority, 5.00%, 1/1/29	$1,000	$ 1,083,730
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 3.24%, 12/1/39(2)	500	500,000
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/35	3,000	3,363,900
		$ 4,947,630
Water and Sewer — 2.8%
Indiana Finance Authority, Green Bonds, 5.00%, 2/1/25	$1,500	$ 1,506,375

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	$3,000	$ 3,002,970
		$ 4,509,345
Total Tax-Exempt Municipal Obligations (identified cost $131,350,185)		$132,393,022

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/26	$665	$ 661,589
Total Taxable Municipal Obligations (identified cost $648,096)		$ 661,589

U.S. Treasury Obligations — 15.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
4.00%, 2/15/34	$1,500	$ 1,468,008
4.125%, 3/31/29	11,567	11,550,282
4.125%, 11/15/32	12,000	11,910,937
Total U.S. Treasury Obligations (identified cost $24,180,569)		$ 24,929,227

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(4)	2,265,334	$ 2,265,334
Total Short-Term Investments (identified cost $2,265,334)		$ 2,265,334
Total Investments — 100.0% (identified cost $158,444,184)		$160,249,172
Other Assets, Less Liabilities — (0.0)%(5)		$ (32,437)
Net Assets — 100.0%		$160,216,735

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(3)	When-issued security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2024.
(5)	Amount is less than (0.05)%.
At October 31, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
New York	12.2%
Others, representing less than 10% individually	70.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2024, 2.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 1.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2024.
Affiliated Investments
At October 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,265,334, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Funds - Government Portfolio(1)	$2,520,558	$71,537,730	$(71,792,954)	$ —	$ —	$2,265,334	$182,721	2,265,334
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$132,393,022	$ —	$132,393,022
Taxable Municipal Obligations	—	661,589	—	661,589
U.S. Treasury Obligations	—	24,929,227	—	24,929,227
Short-Term Investments	2,265,334	—	—	2,265,334
Total Investments	$2,265,334	$157,983,838	$ —	$160,249,172
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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